Equity Method Investments - Summarized Statement of Operations (Details) - USD ($) $ in Millions	7 Months Ended	12 Months Ended
	Aug. 04, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue		$ 771.6	$ 443.8	$ 245.3
Operating expenses		(521.8)	(549.9)	(334.8)
Net income		22.1	(292.8)	(193.0)
Perfomex
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue		290.9	157.9	110.1
Operating expenses		(284.9)	(154.6)	(105.0)
Net income		3.8	0.0	1.0
Perfomex II
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue		21.3	83.4	61.9
Operating expenses		(21.0)	(81.7)	(54.2)
Net income		$ 5.7	$ 2.4	$ 5.1
Opex Perforadora S.A. de C.V. (“Opex”) and Perforadora Profesional AKAL I, SA de CV (“Akal”)
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue	$ 199.4
Operating expenses	(167.7)
Net income	30.9
Akal
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue	102.2
Operating expenses	(107.1)
Net income	$ (1.7)